Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Restricted Net Assets
26.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit payment of dividends by the Group's entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group's entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory surplus reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group's entities and the VIEs subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated under U.S. GAAP amounted to RMB 1,048,079 as of December 31, 2021. There is no significant difference between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIEs. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on the use of proceeds generated by the Group's subsidiaries and the VIEs to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2021 and it was not applicable for the Company to disclose the condensed financial information of the parent company.

Cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.